Note 28 - Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 2,786,857	$ 3,045,811
Lease Brokerage [Member]
Revenues	686,482	946,399
Capital Markets [Member]
Revenues	700,904	775,909
Property Management [Member]
Revenues	834,957	764,843
Valuation and Advisory [Member]
Revenues	338,633	346,464
Advisory [Member]
Revenues	168,404	155,426
Incentive Fees [Member]
Revenues	4,190	19,162
Other Revenue [Member]
Revenues	53,287	37,608
Americas Segment [Member]
Revenues	1,626,372	1,690,507
Americas Segment [Member] | Lease Brokerage [Member]
Revenues	495,597	691,149
Americas Segment [Member] | Capital Markets [Member]
Revenues	460,224	424,703
Americas Segment [Member] | Property Management [Member]
Revenues	471,377	388,117
Americas Segment [Member] | Valuation and Advisory [Member]
Revenues	162,672	167,919
Americas Segment [Member] | Advisory [Member]
Revenues
Americas Segment [Member] | Incentive Fees [Member]
Revenues
Americas Segment [Member] | Other Revenue [Member]
Revenues	36,502	18,619
EMEA Segment [Member]
Revenues	516,507	636,466
EMEA Segment [Member] | Lease Brokerage [Member]
Revenues	107,947	139,141
EMEA Segment [Member] | Capital Markets [Member]
Revenues	136,479	192,673
EMEA Segment [Member] | Property Management [Member]
Revenues	162,853	189,543
EMEA Segment [Member] | Valuation and Advisory [Member]
Revenues	104,498	109,517
EMEA Segment [Member] | Advisory [Member]
Revenues
EMEA Segment [Member] | Incentive Fees [Member]
Revenues
EMEA Segment [Member] | Other Revenue [Member]
Revenues	4,730	5,592
Asia Pacific Segment [Member]
Revenues	470,632	542,609
Asia Pacific Segment [Member] | Lease Brokerage [Member]
Revenues	82,917	115,916
Asia Pacific Segment [Member] | Capital Markets [Member]
Revenues	104,201	158,533
Asia Pacific Segment [Member] | Property Management [Member]
Revenues	200,727	187,183
Asia Pacific Segment [Member] | Valuation and Advisory [Member]
Revenues	71,463	69,028
Asia Pacific Segment [Member] | Advisory [Member]
Revenues
Asia Pacific Segment [Member] | Incentive Fees [Member]
Revenues
Asia Pacific Segment [Member] | Other Revenue [Member]
Revenues	11,324	11,949
Investment Management [Member]
Revenues	172,594	174,588
Investment Management [Member] | Lease Brokerage [Member]
Revenues
Investment Management [Member] | Capital Markets [Member]
Revenues
Investment Management [Member] | Property Management [Member]
Revenues
Investment Management [Member] | Valuation and Advisory [Member]
Revenues	0	0
Investment Management [Member] | Advisory [Member]
Revenues	168,404	155,426
Investment Management [Member] | Incentive Fees [Member]
Revenues	4,190	19,162
Investment Management [Member] | Other Revenue [Member]
Revenues
Corporate Segment [Member]
Revenues	752	1,641
Corporate Segment [Member] | Lease Brokerage [Member]
Revenues	21	193
Corporate Segment [Member] | Capital Markets [Member]
Revenues
Corporate Segment [Member] | Property Management [Member]
Revenues
Corporate Segment [Member] | Valuation and Advisory [Member]
Revenues		0
Corporate Segment [Member] | Advisory [Member]
Revenues
Corporate Segment [Member] | Incentive Fees [Member]
Revenues
Corporate Segment [Member] | Other Revenue [Member]
Revenues	$ 731	$ 1,448